Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 167,231,335	$ 172,061,459		$ 5,446,388				$ 5,602,783
Financial liabilities	$ 160,491,098	$ 170,129,161		$ 5,226,872				$ 5,539,862
Exchange Rate	US$1=NT$30.705	US$1=NT$30.71	US$1=NT$27.68
Exchange Rate	US$1=NT$30.705	US$1=NT$30.71	US$1=NT$27.68
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 39,310,262	$ 46,597,573			¥ 1,280,256				¥ 1,517,342
Financial liabilities	$ 31,595,564	$ 41,798,164			¥ 1,029,004				¥ 1,361,060
Exchange Rate	US$1=RMB7.0827	US$1=RMB6.9646
Exchange Rate	US$1=RMB7.0827	US$1=RMB6.9646
US Dollar [member] | Us Dollar Equals To Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,125,037	$ 739,064				€ 69,208				€ 24,066
Financial liabilities	$ 1,147,458	$ 1,725,989				€ 37,370				€ 56,203
Exchange Rate	US$1=EUR0.9050	US$1=EUR0.9376
Exchange Rate	US$1=EUR0.9050	US$1=EUR0.9376
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,069,957	$ 1,998,417					¥ 4,926,139				¥ 8,599,044
Financial liabilities	$ 1,494,793	$ 2,345,666					6,882,104				10,093,229
Exchange Rate	JPY1=NT$0.2172	JPY1=NT$0.2324
Exchange Rate	JPY1=NT$0.2172	JPY1=NT$0.2324
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 39,517	$ 95,385					181,939				410,433
Financial liabilities	$ 209,730	$ 79,943					¥ 965,608				¥ 343,989
Exchange Rate	JPY1=US$0.0071	JPY1=US$0.0076
Exchange Rate	JPY1=US$0.0071	JPY1=US$0.0076